Pensions and other postretirement benefits (Details 7) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pensions [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	4
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	(253)
Components of net periodic benefit cost (income) [Abstract]
Current service costs	132		155		134
Interest costs	711		658		740
Settlement loss (gain)	3	[1]	4	[1]	(12)	[1]
Expected return on plan assets	(978)		(958)		(994)
Amortization of prior service costs	4		4		4
Amortization of net actuarial loss (gain)	124		227		119
Net periodic benefit cost (income)	(4)		90		(9)
Other postretirement benefits [Member]
Pension And Other Postretirement Benefit Plans Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year [Line Items]
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost (income) over the next fiscal year	1
Estimated net actuarial gain (loss) that will be amortized from AOCI over the next fiscal year	4
Components of net periodic benefit cost (income) [Abstract]
Current service costs	2		3		4
Interest costs	12		11		13
Curtailment gain	0		0		(6)
Amortization of prior service costs	2		1		3
Amortization of net actuarial loss (gain)	(4)		(1)		0
Net periodic benefit cost (income)	12		14		14

[1]	The 2012 figure includes the settlement gain related to the termination of the former CEO's retirement benefit plan.